COVER PAGE

Period-End Date:  03/31/2003

Name and Address of Manager:  Benson Associates, LLC
                              111 SW Fifth Avenue, Suite 2130
                              Portland, Oregon  97204

Signature:  Mark Cooper
Name:  Mark Cooper
Title:  President
Phone Number:  503-916-8727

13F File Number:  28-6610




SUMMARY PAGE

Other Included Managers:  N/A

Number of Other Included Managers:  0
Information Table Entry Total:  196
Information Table Value Total:  937531




INFORMATION TABLE